LONG-TERM BORROWINGS DUE TO RELATED PARTY (Tables)	6 Months Ended
Dec. 31, 2022
LONG-TERM BORROWINGS DUE TO RELATED PARTY
Schedule of long-term borrowings due to related party

	June 30,	December 31,	December 31,
	2022	2022	2022
		RMB	U.S. Dollars
Long-term borrowings due to related party:	RMB	(Unaudited)	(Unaudited)
Long-term borrowing from a founder, monthly payments of ¥126,135 inclusive of interest at 8.90%, ten years loan, due in November 2027.	¥6,510,606	¥6,031,911	$874,405
Less: current portion	(999,530)	(1,041,981)	(151,049)
Total long-term borrowings due to related party	¥5,511,076	¥4,989,930	$723,356

Schedule of future maturities of long-term borrowings due to related party

	RMB	U.S. Dollars
Twelve months ending December 31,	(Unaudited)	(Unaudited)
2023	¥1,041,981	$151,049
2024	1,114,243	161,524
2025	1,217,558	176,501
2026	1,330,452	192,867
2027	1,327,677	192,464
Total	¥6,031,911	$874,405